Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures Text Block
	Years ended December 31,
(In thousands)	2014	2013

Net interest income	$61,352	$88,006
Provision (reversal) for loan losses	(6,764)	(3,543)
Net gain on sale of regions	33,829	-
Other non-interest income	27,823	19,556
Total non-interest income	61,652	19,556
Operating expenses:
Personnel costs	36,675	33,170
Net occupancy expenses	3,086	12,680
Professional fees	15,642	11,153
Goodwill impairment charge	186,511	-
Other operating expenses	10,834	13,593
Total operating expenses	252,748	70,596
Net (loss) income from discontinued operations	$(122,980)	$40,509